Related-Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related-Party Transactions

Note 9: Related-Party Transactions

Due to Affiliates

Due to affiliates consisted of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Due to IRG Member	$1,700,174	$1,456,521
Due to IRG Affiliate	163,214	140,180
Due to PFHOF	59,480	126,855
Total	$1,922,868	$1,723,556

IRG Canton Village Member, LLC, a member of HOF Village, LLC controlled by our director Stuart Lichter (the “IRG Member”) and an affiliate provide certain supporting services to the Company. As noted in the Operating Agreement of HOF Village, LLC, an affiliate of the IRG Member, IRG Canton Village Manager, LLC, the manager of HOF Village, LLC controlled by our director Stuart Lichter, may earn a master developer fee calculated as 4.0% of development costs incurred for the Hall of Fame Village powered by Johnson Controls, including, but not limited to site assembly, construction supervision, and project financing. These development costs incurred are netted against certain costs incurred for general project management.

For the three months ended March 31, 2021 and 2020, costs incurred under these arrangements were $0 and $128,772, respectively, which were included in Project Development Costs.

The amounts due to the IRG Member above are for development fees, human resources support, and the Company’s engagement with them to identify and obtain naming rights sponsorships and other entitlement partners for the Company. The Company and IRG Member have an arrangement whereby the Company pays IRG Member $15,000 per month plus commissions. For both the three months ended March 31, 2021 and 2020, the Company incurred $45,000 in costs to this affiliate, respectively.

The amounts above due to related party advances are non-interest bearing advances from an affiliate of IRG Member due on demand. The Company is currently in discussions with this affiliate to establish repayment terms of these advances, however, there could be no assurance that the Company and IRG Member will come to terms acceptable to both parties.

On January 13, 2020, the Company secured $9.9 million in financing from Constellation through its Efficiency Made Easy (“EME”) program to implement energy efficient measures and to finance the construction of the Constellation Center for Excellence and other enhancements, as part of Phase II development. The Hanover Insurance Company provided a guarantee bond to guarantee the Company’s payment obligations under the financing, and Stuart Lichter and two trusts affiliated with Mr. Lichter have agreed to indemnify The Hanover Insurance Company for payments made under the guarantee bond.

The amounts above due to PFHOF relate to advances to and from PFHOF, including costs for onsite sponsorship activation, sponsorship sales support, shared services, event tickets, and expense reimbursements.

License Agreement

On March 10, 2016, the Company entered into a license agreement with PFHOF, whereby the Company has the ability to license and use certain intellectual property from PFHOF in exchange for the Company paying a fee based on certain sponsorship revenue and expenses. On December 11, 2018, the license agreement was amended to change the calculation of the fee to be 20% of eligible sponsorship revenue. The license agreement was further amended in a First Amended and Restated License Agreement, dated September 16, 2019. The license agreement expires on December 31, 2033. During the three months ended March 31, 2021 and 2020, the Company recognized expenses of $105,221 and $1,001,604, respectively, which are included in property operating expenses on the Company’s consolidated statements of operations.

Media License Agreement

On November 11, 2019, the Company entered into a Media License Agreement with PFHOF. On July 1, 2020, the Company entered into an Amended and Restated Media License Agreement that terminates on December 31, 2034. In consideration of a license to use certain intellectual property of PFHOF, the Company agreed to pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis. The first annual minimum payment is due July 1, 2021, subject to potential acceleration in the event of earlier use. There were no license fees incurred during the three months ended March 31, 2021 and 2020 under the Media License Agreement.

Other Liabilities

Other liabilities consisted of the following at March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Activation fund reserves	$4,231,326	$3,780,343
Deferred revenue	882,786	1,709,126
Total	$5,114,112	$5,489,469

Purchase of Real Property from PFHOF

On February 3, 2021, the Company purchased for $1.75 million certain parcels of real property from PFHOF located at the site of the Hall of Fame Village powered by Johnson Controls. In connection with the purchase, the Company granted certain easements to PFHOF to ensure accessibility to the PFHOF museum.

Shared Services Agreement with PFHOF

On March 9, 2021, the Company entered into an additional Shared Services Agreement with PFHOF, which supplements the existing Shared Services Agreement by, among other things, providing for the sharing of costs for activities relating to shared services.

Note 9: Related-Party Transactions

Due to Affiliates

Due to affiliates consisted of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Due to IRG Member	$1,456,521	$6,257,840
Due to IRG Affiliate	140,180	145,445
Due to M. Klein	-	500,000
Due to Related Party Advances	-	5,800,000
Due to PFHOF	126,855	6,630,305
Total	$1,723,556	$19,333,590

The IRG Member and an affiliate provide certain supporting services to the Company. As noted in the Operating Agreement of HOF Village, LLC, an affiliate of the IRG Member, IRG Canton Village Manager, LLC, may earn a master developer fee calculated as 4.0% of development costs incurred for the Hall of Fame Village powered by Johnson Controls, including, but not limited to site assembly, construction supervision, and project financing. These development costs incurred are netted against certain costs incurred for general project management.

For the years ended December 31, 2020 and 2019, costs incurred under these arrangements were $1,360,944 and $1,276,885, respectively, which were included in Project Development Costs.

The IRG Member also provides certain general administrative support to the Company. For the years ended December 31, 2020 and 2019, expenses of $275 and $344,426, respectively, were included in Property Operating Expenses.

The amounts due to the IRG Member above are for development fees, human resources support, and the Company’s engagement with them to identify and obtain naming rights sponsorships and other entitlement partners for the Company. The Company and IRG Member have an arrangement whereby the Company pays IRG Member $15,000 per month plus commissions. For both the years ended December 31, 2020 and 2019 the Company incurred $120,000 in costs to this affiliate, respectively.

The amounts above due to M. Klein as of December 31, 2019 relate to advisory services provided to the Company. The Company engages a company owned by an investor for advisory services. The Company has not incurred any advisory costs under this arrangement in any of the reported periods presented.

The amounts above due to related party advances are non-interest bearing advances from an affiliate of IRG Member due on demand. The Company is currently in discussions with this affiliate to establish repayment terms of these advances, however, there could be no assurance that the Company and IRG Member will come to terms acceptable to both parties.

On January 13, 2020, the Company secured $9.9 million in financing from Constellation through its Efficiency Made Easy (“EME”) program to implement energy efficient measures and to finance the construction of the Constellation Center for Excellence and other enhancements, as part of Phase II development. The Hanover Insurance Company provided a guarantee bond to guarantee the Company’s payment obligations under the financing, and Stuart Lichter and two trusts affiliated with Mr. Lichter have agreed to indemnify The Hanover Insurance Company for payments made under the guarantee bond.

The amounts above due to PFHOF relate to advances to and from PFHOF, including costs for onsite sponsorship activation, sponsorship sales support, shared services, event tickets, and expense reimbursements.

License Agreement

On March 10, 2016, the Company entered into a license agreement with PFHOF, whereby the Company has the ability to license and use certain intellectual property from PFHOF in exchange for the Company paying a fee based on certain sponsorship revenue and expenses. On December 11, 2018, the license agreement was amended to change the calculation of the fee to be 20% of eligible sponsorship revenue. The license agreement was further amended in a First Amended and Restated License Agreement, dated September 16, 2019. The license agreement expires on December 31, 2033. During the years ended December 31, 2020 and 2019, the Company recognized expenses of $2,476,946 and $1,706,290, respectively, which are included in property operating expenses on the Company’s consolidated statements of operations.

Media License Agreement

On November 11, 2019, the Company entered into a Media License Agreement with PFHOF. On July 1, 2020, the Company entered into an Amended and Restated Media License Agreement that terminates on December 31, 2034. In consideration of a license to use certain intellectual property of PFHOF, the Company agreed to pay to PFHOF minimum guaranteed license fees of $1,250,000 each year during the term. After the first five years of the agreement, the minimum guarantee shall increase by 3% on a year-over-year basis. The first annual minimum payment is due July 1, 2021, subject to potential acceleration in the event of earlier use. There were no license fees incurred during the years ended December 31, 2020 and 2019 under the Media License Agreement.

PFHOF Shared Services Agreement

On June 30, 2020, the HOF Village entered into the Shared Services Agreement with PFHOF. Under the agreement, PFHOF and HOF Village mutually reduced certain outstanding amounts owed between the parties, with PFHOF forgiving $5.15 million owed by HOF Village and HOF Village forgiving $1.2 million owed by PFHOF, which effectively resulted in no outstanding amounts owed between the parties as of March 31, 2020. Additionally, the Company wrote-off the Tom Benson statue, which was valued as of the date of the Shared Services Agreement at $251,000 while the Company had valued it at $300,000. As this is a related party transaction, the Company recorded the resulting difference of $3,699,000 as a contribution from one of its members in the Company’s consolidated balance sheet. On March 9, 2021, the Company and PFHOF entered into an additional Shared Services Agreement, as described in Note 14.

Other Liabilities

Other liabilities consisted of the following at December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Activation fund reserves	$3,780,343	$2,876,149
Deferred revenue	1,709,126	90,841
Preferred stock dividend payable	-	717,286
Total	$5,489,469	$3,684,276